Janus Aspen Series
Janus Henderson Global Technology and Innovation Portfolio
Supplement dated February 19, 2025
to Currently Effective Prospectuses
At a special meeting of shareholders of Janus Henderson Global Technology and Innovation Portfolio (the “Portfolio”) held on February 18, 2025, shareholders approved reclassifying the diversification status of the Portfolio from diversified to nondiversified, and eliminating a related fundamental investment restriction, and approved modifying the Portfolio’s fundamental concentration policy.
As a result of the above changes, effective immediately, the Portfolio’s prospectuses are amended as follows:

1.	Under “Principal Investment Strategies” in the Portfolio Summary section of the Portfolio’s prospectuses, the following paragraphs are added as the fourth and fifth paragraphs:
The Portfolio has a fundamental policy to invest 25% or more of the value of its total assets in the industries within the information technology sector in the aggregate.
The Portfolio is classified as nondiversified, which allows it to hold larger positions in more securities compared to a portfolio that is classified as diversified.

2.	Under “Principal Investment Risks” in the Portfolio Summary section of the Portfolio’s prospectuses, the following risk is added:
Nondiversification Risk. The Portfolio is classified as nondiversified under the Investment Company Act of 1940, as amended. This gives portfolio management more flexibility to hold larger positions in more securities. As a result, an increase or decrease in the value of a single security held by the Portfolio may have a greater impact on the Portfolio’s net asset value and total return.

3.	Under “Additional Investment Strategies and General Portfolio Policies” in the Additional Information About the Portfolio section of the Portfolio’s prospectuses, the following paragraph is added:
Nondiversification
Diversification is a way to reduce risk by investing in a broad range of stocks or other securities. The Portfolio is classified as nondiversified. A portfolio that is classified as nondiversified has the ability to take larger positions in more securities than a portfolio that is classified as diversified. This gives a portfolio that is classified as nondiversified more flexibility to focus its investments in companies that portfolio management has identified as the most attractive for the investment objective and strategy of the portfolio. However, because the appreciation or depreciation of a single security may have a greater impact on the net asset value of a portfolio that is classified as nondiversified, its share price can be expected to fluctuate more than a comparable portfolio that is classified as diversified. This fluctuation, if significant, may affect the performance of the portfolio.

4.	Under “Risks of the Portfolio” in the Additional Information About the Portfolio section of the Portfolio’s prospectuses, the following risk is added:
Nondiversification Risk. The Portfolio is classified as nondiversified under the Investment Company Act of 1940, as amended. As a result, an increase or decrease in the value of a single security held by the Portfolio may have a greater impact on the Portfolio’s net asset value and total return. Being nondiversified may also make the Portfolio more susceptible to financial, economic, political, or other developments that may impact a security. Although the Portfolio may satisfy the requirements for a diversified portfolio from time to time, the Portfolio’s nondiversified classification gives portfolio management more flexibility to hold larger positions in more securities than a portfolio that is classified as diversified.
Please retain this Supplement with your records.

Janus Aspen Series
Janus Henderson Research Portfolio
Supplement dated February 19, 2025
to Currently Effective Prospectuses
At a special meeting of shareholders of Janus Henderson Research Portfolio (the “Portfolio”) held on February 18, 2025, shareholders approved reclassifying the diversification status of the Portfolio from diversified to nondiversified, and eliminating a related fundamental investment restriction.
As a result of the above changes, effective immediately, the Portfolio’s prospectuses are amended as follows:

1.	Under “Principal Investment Strategies” in the Portfolio Summary section of the Portfolio’s prospectuses, the following paragraph replaces the first paragraph in its entirety:
The Portfolio pursues its investment objective by investing primarily in common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies. The Portfolio is classified as nondiversified, which allows it to hold larger positions in more securities compared to a portfolio that is classified as diversified.

2.	Under “Principal Investment Risks” in the Portfolio Summary section of the Portfolio’s prospectuses, the following risk is added:
Nondiversification Risk. The Portfolio is classified as nondiversified under the Investment Company Act of 1940, as amended. This gives portfolio management more flexibility to hold larger positions in more securities. As a result, an increase or decrease in the value of a single security held by the Portfolio may have a greater impact on the Portfolio’s net asset value and total return.

3.	Under “Additional Investment Strategies and General Portfolio Policies” in the Additional Information About the Portfolio section of the Portfolio’s prospectuses, the following paragraph is added:
Nondiversification
Diversification is a way to reduce risk by investing in a broad range of stocks or other securities. The Portfolio is classified as nondiversified. A portfolio that is classified as nondiversified has the ability to take larger positions in more securities than a portfolio that is classified as diversified. This gives a portfolio that is classified as nondiversified more flexibility to focus its investments in companies that portfolio management has identified as the most attractive for the investment objective and strategy of the portfolio. However, because the appreciation or depreciation of a single security may have a greater impact on the net asset value of a portfolio that is classified as nondiversified, its share price can be expected to fluctuate more than a comparable portfolio that is classified as diversified. This fluctuation, if significant, may affect the performance of the portfolio.

4.	Under “Risks of the Portfolio” in the Additional Information About the Portfolio section of the Portfolio’s prospectuses, the following risk is added:
Nondiversification Risk. The Portfolio is classified as nondiversified under the Investment Company Act of 1940, as amended. As a result, an increase or decrease in the value of a single security held by the Portfolio may have a greater impact on the Portfolio’s net asset value and total return. Being nondiversified may also make the Portfolio more susceptible to financial, economic, political, or other developments that may impact a security. Although the Portfolio may satisfy the requirements for a diversified portfolio from time to time, the Portfolio’s nondiversified classification gives portfolio management more flexibility to hold larger positions in more securities than a portfolio that is classified as diversified.
Please retain this Supplement with your records.

Janus Aspen Series

Janus Henderson Global Technology and Innovation Portfolio

Janus Henderson Research Portfolio

Supplement dated February 19, 2025

to Currently Effective Statements of Additional Information

At a special meeting of shareholders of Janus Henderson Global Technology and Innovation Portfolio and Janus Henderson Research Portfolio (each, a “Portfolio”, and together, the “Portfolios”) held on February 18, 2025, shareholders approved reclassifying the diversification status of their Portfolio from diversified to nondiversified, and eliminating a related fundamental investment restriction, and shareholders of Janus Henderson Global Technology and Innovation Portfolio approved modifying their Portfolio’s fundamental concentration policy.

As a result of the above changes, effective immediately, the Portfolios’ statements of additional information (“SAIs”) are amended as follows:

1.

Under “Classification” in the Classification, Investment Policies and Restrictions, and Investment Strategies and Risks section of the Portfolios SAIs, the following paragraph replaces the corresponding paragraph in its entirety:

The Investment Company Act of 1940, as amended (the “1940 Act”), classifies mutual funds as either diversified or nondiversified. Janus Henderson Forty Portfolio (“Forty Portfolio”), Janus Henderson Research Portfolio (“Research Portfolio”), and Janus Henderson Global Technology and Innovation Portfolio (“Global Technology and Innovation Portfolio”) are classified as nondiversified. Janus Henderson Flexible Bond Portfolio (“Flexible Bond Portfolio”), Janus Henderson Global Research Portfolio (“Global Research Portfolio”), Janus Henderson Global Sustainable Equity Portfolio (“Global Sustainable Equity Portfolio”), Janus Henderson Overseas Portfolio (“Overseas Portfolio”), Janus Henderson Balanced Portfolio (“Balanced Portfolio”), Janus Henderson Enterprise Portfolio (“Enterprise Portfolio”), and Janus Henderson Mid Cap Value Portfolio (“Mid Cap Value Portfolio”) are classified as diversified.

2.

Under “Investment Policies and Restrictions Applicable to All Portfolios” in the Classification, Investment Policies and Restrictions, and Investment Strategies and Risks section of the Portfolios’ SAIs, the following policies replace the corresponding first and second policies in their entirety:

(1) With respect to 75% of its total assets, Flexible Bond Portfolio, Global Research Portfolio, Global Sustainable Equity Portfolio, Overseas Portfolio, Balanced Portfolio, Enterprise Portfolio, and Mid Cap Value Portfolio may not purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities, or repurchase agreements collateralized by U.S. Government securities, and securities of other investment companies) if: (a) such purchase would, at the time, cause more than 5% of the Portfolio’s total assets taken at market value to be invested in the securities of such issuer or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Portfolio.

Each Portfolio may not:

(2) Invest 25% or more of the value of its total assets in any particular industry (other than U.S. Government securities), except that:

(i) Global Technology and Innovation Portfolio will invest 25% or more of the value of its total assets in the industries within the information technology sector in the aggregate.

Please retain this Supplement with your records.